NOTE 23. Condensed Statement of Cash flows (Details) (AUTOCHINA INTERNATIONAL LIMITED, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
AUTOCHINA INTERNATIONAL LIMITED
Net cash and cash equivalents provided by (used in) operating activities	$ 83,799	$ (2,063)	$ (1,797)
Net cash and cash equivalents provided by (used in) investing activities	7,543	1,873	(78,745)
Net cash and cash equivalents (used in) provided by financing activities	(91,327)		74,908
Cash and cash equivalents, beginning of the year	80	270	5,904
Cash and cash equivalents, end of the year	$ 95	$ 80	$ 270